3 - Marketable Debt Securities: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Amortized Cost Basis	$ 168,843,453	$ 138,253,453
Available-for-sale Securities, Gross Unrealized Gain	3,450,979	5,821,074
Available-for-sale Securities, Gross Unrealized Loss	(5,103,788)	(212,362)
Available-for-sale Securities, Estimated Fair Value	167,190,644	143,862,165
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	168,713,137	138,123,137
Available-for-sale Securities, Gross Unrealized Gain	3,190,182	5,622,609
Available-for-sale Securities, Gross Unrealized Loss	(5,103,788)	(212,362)
Available-for-sale Securities, Estimated Fair Value	166,799,531	143,533,384
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	260,797	198,465
Available-for-sale Securities, Estimated Fair Value	$ 391,113	$ 328,781